SECURITIES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Held-to-maturity Securities, Estimated fair value	$ 5,144	$ 7,257
Residential Mortgage Backed Securities [Member]
Held-to-maturity Securities, Amortized cost	4,756	6,810
Held-to-maturity Securities, Gross unrealized/ unrecognized gains	388	447
Held-to-maturity Securities, Gross unrealized/ unrecognized losses	0	0
Held-to-maturity Securities, Estimated fair value	$ 5,144	$ 7,257